Unaudited Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities
Net income	$ 1,794,773	$ 1,509,237
Adjustments for:
Depreciation and amortization	1,684,857	1,633,620
Expected credit losses	22,864	9,121
Share of profit of equity-accounted investees	(15,008)	231
Gain on sales of assets	(15,272)	(4,605)
Tax expense	451,170	592,500
Net finance expense	976,098	1,309,454
Share-based compensation	19,844	10,089
Provisions for legal proceedings	60,435	31,177
Impairment of goodwill and property, plant and equipment	12,767	26,633
Net realizable value inventory adjustments	20,172	8,821
DOJ (Department of Justice) and antitrust agreements	143,720	80,977
Fair value adjustment of biological assets	(67,062)	(55,967)
Provision for avian influenza related costs	13,122
Total Adjustments	5,102,480	5,151,288
Changes in assets and liabilities:
Trade accounts receivable	(18,754)	53,381
Inventories	(1,203,272)	(574,378)
Recoverable taxes	43,236	13,013
Other current and non-current assets	(556,893)	(93,156)
Biological assets	(572,720)	(355,132)
Trade accounts payable and supply chain finance	(90,204)	(303,239)
Taxes paid in installments	(54,529)	(48,065)
Other current and non-current liabilities	151,580	116,250
DOJ and Antitrust agreements payment	(339,063)	(56,630)
Income taxes paid	(652,196)	(188,753)
Changes in operating assets and liabilities	(3,292,815)	(1,436,709)
Cash provided in by operating activities	1,809,665	3,714,579
Interest paid	(948,160)	(1,176,584)
Interest received	134,857	151,706
Net cash flows provided by (used in) operating activities	996,362	2,689,701
Cash flows from investing activities
Purchases of property, plant and equipment	(1,261,012)	(950,558)
Purchases of intangible assets	(4,717)	(6,086)
Proceeds from sale of property, plant and equipment	56,922	26,003
Acquisitions, net of cash acquired		(4,219)
Dividends received	6,197	8,652
Related party transactions	(22,914)	675
Additions to investments in joint ventures	(186,489)
Acquisition of investments funds	(45,831)
Cash used in investing activities	(1,457,844)	(925,533)
Cash flows from financing activities
Proceeds from loans and financing	9,455,280	2,034,828
Payments of loans and financing	(8,465,136)	(2,637,753)
Derivative instruments received	(91,629)	(172,543)
Margin cash	8,473	(1,162)
Dividends paid	(1,573,855)
Dividends paid to non-controlling interest	(355,682)	(3,127)
Share buyback	(362,463)
Payments of leasing contracts	(325,026)	(314,038)
Acquisition of non-controlling interests in the subsidiary PPC	(1,294)
Other	(22,603)
Cash used in financing activities	(1,733,935)	(1,093,795)
Effect of exchange rate changes on cash and cash equivalents	139,960	(169,835)
Net change in cash and cash equivalents	(2,055,457)	500,538
Cash and cash equivalents beginning of period	5,613,672	4,569,517
Cash and cash equivalents at the end of period	3,558,215	5,070,055
Non-cash additions to right of use assets and lease liabilities	306,439	330,988
Capitalized interest	$ 25,509	$ 26,153